Fair Value Measurements - Schedule of Fair Value of Measurement Inputs (Details)		Sep. 30, 2025	May 02, 2025	Mar. 13, 2025
Earnout Liability [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Remaining term		5 years 4 months 24 days		6 years
Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Put term		4 years 4 months 24 days		4 years 4 months 24 days
PIPE Prefunded Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Put term		5 years 7 months 6 days	5 years 4 months 24 days
Share Price [Member] | Earnout Liability [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Fair value measurement inputs		17.19		10.79
Share Price [Member] | Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input		17.19		10.79
Share Price [Member] | PIPE Prefunded Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input		17.19	10.31
Expected Volatility [Member] | Earnout Liability [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Fair value measurement inputs		70.4		66
Expected Volatility [Member] | Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input		65.2		65
Expected Volatility [Member] | PIPE Prefunded Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input		72.5	140
Risk-Free Interest Rate [Member] | Earnout Liability [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Fair value measurement inputs		3.72		4
Risk-Free Interest Rate [Member] | Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input		3.64		3.95
Risk-Free Interest Rate [Member] | PIPE Prefunded Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input		3.74	4.21
Exercise Price [Member] | Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input	[1]	7		12
Exercise Price [Member] | PIPE Prefunded Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input		7	7
Dividend Yield [Member] | Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input
Dividend Yield [Member] | PIPE Prefunded Warrant Liability [Member] | Level 3 [Member]
Schedule of Fair Value of Measurement Inputs [Line Items]
Warrants, measurement input

[1]	On May 2, 2025, the exercise price of this warrant was reset from $12.00 to $7.00.